SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 5) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid land use right
Period for recognition of intangible assets as an expense, minimum		40 years
Period for recognition of intangible assets as an expense, maximum		50 years
Expenses recognized		$ 1,086,685	$ 1,080,099	$ 877,168
Impairment of long-lived assets
Impairment charge of long-lived assets	6,437,716	202,756,739	6,437,716
Carrying value of obsolete mono furnaces		863,093,184	1,102,562,325
Mono furnaces
Impairment of long-lived assets
Impairment charge of long-lived assets			6,437,716
Carrying value of obsolete mono furnaces			0
Mono furnaces | Before write down
Impairment of long-lived assets
Carrying value of obsolete mono furnaces			6,437,716
Phase I Sichuan polysilicon factory
Impairment of long-lived assets
Impairment charge of long-lived assets		194,694,559
Carrying value of obsolete mono furnaces		$ 200,791,337